SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic and diluted weighted average shares outstanding	2,310,301
Basic and diluted net income per share	$ (0.06)
Earnings Per Share [Abstract]
Net loss	$ (147,635)	$ (1,686)	$ (1,686)
Non-Redeemable Net Loss	(147,635)
Class A Common Stock Subject to Redemption
Numerator For Calculation Of Earnings Per Share [Abstract]
Interest earned on marketable securities held in Trust Account	223
Unrealized loss on marketable securities held in Trust Account	3,141
Income and franchise taxes	$ (3,364)
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic and diluted weighted average shares outstanding	5,090,614		1,250,000
Basic and diluted net income per share	$ 0.00
Class A Common Stock Not Subject to Redemption
Denominator For Calculation Of Earnings Per Share [Abstract]
Basic and diluted weighted average shares outstanding	2,310,301
Basic and diluted net income per share	$ (0.06)		$ 0.00